Note 6 - Fair Value Assumption (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Minimum [Member]
Risk free interest rate	1.66%
Maximum [Member]
Risk free interest rate	2.43%
Expected dividend yield	0.00%	0.00%
Risk free interest rate		2.30%
Expected life in years	10 years	10 years
Expected volatility	85.00%	85.00%